September 14, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Vanguard Tax-Managed Funds
         File No.  33-53683

Commissioners:

Enclosed is the 22nd Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Tax-Managed Funds (the "Trust"). The purposes of this Amendment are to: (1) amend Vanguard Tax-Managed Funds' redemption fee structure/policies; (2) amend Vanguard's Frequent Trading disclosure; and (3) effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on November 16, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on November 16, 2005.

Please contact me at (610) 503-5854 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



Sarah A. Buescher
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission